Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
CIK	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 11, 2023
Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2023
Prospectus Date	rr_ProspectusDate	Sep. 11, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A